PIMCO Funds

Supplement Dated May 23, 2008 to the
Bond Funds Institutional and Administrative Class Prospectus
dated October 1, 2007

Disclosure Related to the PIMCO High Yield Fund and PIMCO Investment Grade Corporate Bond Fund

Effective immediately, the High Yield Fund and the Investment Grade Corporate Bond Fund each has changed its non-fundamental policy regarding normal minimum and maximum average portfolio duration. As a result, effective immediately, the current sentence relating to each such fund's average portfolio duration in the "Fund Summaries-Principal Investments and Strategies" section of the Prospectus for each such fund (Column A in the table below) is deleted in its entirety and replaced with the sentence describing such fund's new non-fundamental average portfolio duration policy (Column B in the table below):

	Column A	Column B
Fund	Current Non-Fundamental Average Portfolio Duration Policy	New Non-Fundamental Average Portfolio Duration Policy
PIMCO High Yield Fund	"The average portfolio duration of this Fund normally varies from two to six years based on PIMCO's forecast for interest rates."

"The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the Merrill Lynch U.S. High Yield BB-B Rated Constrained Index, which as of March 31, 2008 was 4.64 years."

PIMCO Investment Grade Corporate Bond Fund	"The average portfolio duration of this Fund normally varies from three to seven years based on PIMCO's forecast for interest rates."

"The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the Lehman Brothers Credit Investment Grade Index, which as of March 31, 2008 was 6.21 years."

Further, effective immediately, all other references to the High Yield Fund's and the Investment Grade Corporate Bond Fund's average portfolio duration are hereby changed to reflect the change in policies noted above.

Disclosure Related to the PIMCO Low Duration Fund and PIMCO Low Duration Fund III

The Low Duration Fund and the Low Duration Fund III each has changed its non-fundamental investment policy regarding such fund's percentage limit on its investment in securities and instruments that are economically tied to emerging market countries. As a result, effective immediately, the following sentence is added to the end of the second paragraph in the "Fund Summaries-Principal Investments and Strategies" section of the Prospectus for each of the Low Duration Fund and the Low Duration Fund III:

The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries.

In addition, effective immediately, the following bullet point is added to the "Fund Summaries-Principal Risks" section of the Prospectus for each of the Low Duration Fund and the Low Duration Fund III :

• Emerging Markets Risk

Further, effective immediately, the second sentence in the "Emerging Market Securities" bullet point of the "Characteristics and Risks of Securities and Investment Techniques-Foreign (Non-U.S.) Securities" section of the Prospectus is deleted in its entirety and replaced with the following:

The Short-Term Fund may invest up to 5% of its total assets in such securities and instruments, and each other Fund is subject to the limitation on investment in emerging market securities noted in the Fund's Fund Summary.

Investors Should Retain This Supplement For Future Reference

PIMCO Funds
Supplement Dated May 23, 2008 to the
Bond Funds Class A, Class B and Class C Prospectus
dated October 1, 2007

Disclosure Related to the PIMCO High Yield Fund and PIMCO Investment Grade Corporate Bond Fund

Effective immediately, the High Yield Fund and the Investment Grade Corporate Bond Fund each has changed its non-fundamental policy regarding normal minimum and maximum average portfolio duration. As a result, effective immediately, the current sentence relating to each such fund's average portfolio duration in the "Fund Summaries-Principal Investments and Strategies" section of the Prospectus for each such fund (Column A in the table below) is deleted in its entirety and replaced with the sentence describing such fund's new non-fundamental average portfolio duration policy (Column B in the table below):

	Column A	Column B
Fund	Current Non-Fundamental Average Portfolio Duration Policy	New Non-Fundamental Average Portfolio Duration Policy
PIMCO High Yield Fund	"The average portfolio duration of this Fund normally varies from two to six years based on PIMCO's forecast for interest rates."

"The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the Merrill Lynch U.S. High Yield BB-B Rated Constrained Index, which as of March 31, 2008 was 4.64 years."

PIMCO Investment Grade Corporate Bond Fund	"The average portfolio duration of this Fund normally varies from three to seven years based on PIMCO's forecast for interest rates."

"The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the Lehman Brothers Credit Investment Grade Index, which as of March 31, 2008 was 6.21 years."

Further, effective immediately, all other references to the High Yield Fund's and the Investment Grade Corporate Bond Fund's average portfolio duration are hereby changed to reflect the change in policies noted above.

Disclosure Related to the PIMCO Low Duration Fund

The Low Duration Fund has changed its non-fundamental investment policy regarding such fund's percentage limit on its investment in securities and instruments that are economically tied to emerging market countries. As a result, effective immediately, the following sentence is added to the end of the second paragraph in the "Fund Summaries-Principal Investments and Strategies" section of the Prospectus for the Low Duration Fund:

The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries.

In addition, effective immediately, the following bullet point is added to the "Fund Summaries-Principal Risks" section of the Prospectus for the Low Duration Fund:

• Emerging Markets Risk

Further, effective immediately, the second sentence in the "Emerging Market Securities" bullet point of the "Characteristics and Risks of Securities and Investment Techniques-Foreign (Non-U.S.) Securities" section of the Prospectus is deleted in its entirety and replaced with the following:

The Short-Term Fund may invest up to 5% of its total assets in such securities and instruments, and each other Fund is subject to the limitation on investment in emerging market securities noted in the Fund's Fund Summary.

Investors Should Retain This Supplement For Future Reference

PIMCO Funds
Supplement Dated May 23, 2008 to the
Bond Funds Class D Prospectus
dated July 31, 2007

Disclosure Related to the PIMCO High Yield Fund and PIMCO Investment Grade Corporate Bond Fund

Effective immediately, the High Yield Fund and the Investment Grade Corporate Bond Fund each has changed its non-fundamental policy regarding normal minimum and maximum average portfolio duration. As a result, effective immediately, the current sentence relating to each such fund's average portfolio duration in the "Fund Summaries-Principal Investments and Strategies" section of the Prospectus for each such fund (Column A in the table below) is deleted in its entirety and replaced with the sentence describing such fund's new non-fundamental average portfolio duration policy (Column B in the table below):

	Column A	Column B
Fund	Current Non-Fundamental Average Portfolio Duration Policy	New Non-Fundamental Average Portfolio Duration Policy
PIMCO High Yield Fund	"The average portfolio duration of this Fund normally varies from two to six years based on PIMCO's forecast for interest rates."

"The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the Merrill Lynch U.S. High Yield BB-B Rated Constrained Index, which as of March 31, 2008 was 4.64 years."

PIMCO Investment Grade Corporate Bond Fund	"The average portfolio duration of this Fund normally varies from three to seven years based on PIMCO's forecast for interest rates."

"The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the Lehman Brothers Credit Investment Grade Index, which as of March 31, 2008 was 6.21 years."

Further, effective immediately, all other references to the High Yield Fund's and the Investment Grade Corporate Bond Fund's average portfolio duration are hereby changed to reflect the change in policies noted above.

Disclosure Related to the PIMCO Low Duration Fund

The Low Duration Fund has changed its non-fundamental investment policy regarding such fund's percentage limit on its investment in securities and instruments that are economically tied to emerging market countries. As a result, effective immediately, the following sentence is added to the end of the second paragraph in the "Fund Summaries-Principal Investments and Strategies" section of the Prospectus for the Low Duration Fund:

The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries.

In addition, effective immediately, the following bullet point is added to the "Fund Summaries-Principal Risks" section of the Prospectus for the Low Duration Fund:

• Emerging Markets Risk

Further, effective immediately, the second sentence in the "Emerging Market Securities" bullet point of the "Characteristics and Risks of Securities and Investment Techniques-Foreign (Non-U.S.) Securities" section of the Prospectus is deleted in its entirety and replaced with the following:

The Short-Term Fund may invest up to 5% of its total assets in such securities and instruments, and each other Fund is subject to the limitation on investment in emerging market securities noted in the Fund's Fund Summary.

Investors Should Retain This Supplement For Future Reference

PIMCO Funds
Supplement Dated May 23, 2008 to the
PIMCO Funds Class R Prospectus
dated October 1, 2007

Disclosure Related to the PIMCO High Yield Fund

Effective immediately, the High Yield Fund has changed its non-fundamental policy regarding normal minimum and maximum average portfolio duration. As a result, effective immediately, the current sentence relating to such fund's average portfolio duration in the "Fund Summaries-Principal Investments and Strategies" section of the Prospectus for such fund (Column A in the table below) is deleted in its entirety and replaced with the sentence describing such fund's new non-fundamental average portfolio duration policy (Column B in the table below):

	Column A	Column B
Fund	Current Non-Fundamental Average Portfolio Duration Policy	New Non-Fundamental Average Portfolio Duration Policy
PIMCO High Yield Fund	"The average portfolio duration of this Fund normally varies from two to six years based on PIMCO's forecast for interest rates."

"The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the Merrill Lynch U.S. High Yield BB-B Rated Constrained Index, which as of March 31, 2008 was 4.64 years."

Further, effective immediately, all other references to the High Yield Fund's average portfolio duration are hereby changed to reflect the change in policy noted above.

Disclosure Related to the PIMCO Low Duration Fund

The Low Duration Fund has changed its non-fundamental investment policy regarding such fund's percentage limit on its investment in securities and instruments that are economically tied to emerging market countries. As a result, effective immediately, the following sentence is added to the end of the second paragraph in the "Fund Summaries-Principal Investments and Strategies" section of the Prospectus for the Low Duration Fund:

The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries.

In addition, effective immediately, the following bullet point is added to the "Fund Summaries-Principal Risks" section of the Prospectus for the Low Duration Fund:

• Emerging Markets Risk

Further, effective immediately, the second sentence in the "Emerging Market Securities" bullet point of the "Characteristics and Risks of Securities and Investment Techniques-Foreign (Non-U.S.) Securities" section of the Prospectus is deleted in its entirety and replaced with the following:

The Short-Term Fund may invest up to 5% of its total assets in such securities and instruments, and each other Fund is subject to the limitation on investment in emerging market securities noted in the Fund's Fund Summary.

Investors Should Retain This Supplement For Future Reference

PIMCO Funds
Supplement Dated May 23, 2008 to the
Bond Funds Class P Prospectus
dated April 30, 2008

Disclosure Related to the PIMCO High Yield Fund and PIMCO Investment Grade Corporate Bond Fund

Effective immediately, the High Yield Fund and the Investment Grade Corporate Bond Fund each has changed its non-fundamental policy regarding normal minimum and maximum average portfolio duration. As a result, effective immediately, the current sentence relating to each such fund's average portfolio duration in the "Fund Summaries-Principal Investments and Strategies" section of the Prospectus for each such fund (Column A in the table below) is deleted in its entirety and replaced with the sentence describing such fund's new non-fundamental average portfolio duration policy (Column B in the table below):

	Column A	Column B
Fund	Current Non-Fundamental Average Portfolio Duration Policy	New Non-Fundamental Average Portfolio Duration Policy
PIMCO High Yield Fund	"The average portfolio duration of this Fund normally varies from two to six years based on PIMCO's forecast for interest rates."

"The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the Merrill Lynch U.S. High Yield BB-B Rated Constrained Index, which as of March 31, 2008 was 4.64 years."

PIMCO Investment Grade Corporate Bond Fund	"The average portfolio duration of this Fund normally varies from three to seven years based on PIMCO's forecast for interest rates."

"The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the Lehman Brothers Credit Investment Grade Index, which as of March 31, 2008 was 6.21 years."

Further, effective immediately, all other references to the High Yield Fund's and the Investment Grade Corporate Bond Fund's average portfolio duration are hereby changed to reflect the change in policies noted above.

Disclosure Related to the PIMCO Low Duration Fund

The Low Duration Fund has changed its non-fundamental investment policy regarding such fund's percentage limit on its investment in securities and instruments that are economically tied to emerging market countries. As a result, effective immediately, the following sentence is added to the end of the second paragraph in the "Fund Summaries-Principal Investments and Strategies" section of the Prospectus for the Low Duration Fund:

The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries.

In addition, effective immediately, the following bullet point is added to the "Fund Summaries-Principal Risks" section of the Prospectus for the Low Duration Fund:

• Emerging Markets Risk

Further, effective immediately, the second sentence in the "Emerging Market Securities" bullet point of the "Characteristics and Risks of Securities and Investment Techniques-Foreign (Non-U.S.) Securities" section of the Prospectus is deleted in its entirety and replaced with the following:

The Short-Term Fund may invest up to 5% of its total assets in such securities and instruments, and each other Fund is subject to the limitation on investment in emerging market securities noted in the Fund's Fund Summary.

Investors Should Retain This Supplement For Future Reference

PIMCO Funds
Supplement Dated May 23, 2008 to the
Statement of Additional Information
dated April 30, 2008

Disclosure Related to the PIMCO Low Duration Fund and PIMCO Low Duration Fund III

The Low Duration Fund and the Low Duration Fund III each has changed its non-fundamental investment policy regarding such fund's percentage limit on its investment in securities and instruments that are economically tied to emerging market countries. As a result, effective immediately, the last two sentences of the fourth paragraph in the "Investment Objectives and Policies-Foreign Securities" section of the Statement of Additional Information are deleted in their entirety and replaced with the following:

Each remaining Fund that is permitted to invest in foreign (non-U.S.) securities, except for the Income, Money Market and Short-Term Funds, may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries. The Short-Term Fund may each invest up to 5% of its total assets in such securities and instruments and the Income Fund may invest up to 20% of its total assets in such securities and instruments.

Investors Should Retain This Supplement For Future Reference